COMMITMENTS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
COMMITMENTS
Maximum renewal term of noncancelable operating leases	10 years
Sublease income	$ 400,000	$ 600,000	$ 600,000	$ 600,000
Rental expense, net of sublease income	10,200,000	9,100,000	8,000,000	6,600,000
Minimum initial term for operating leases with future minimum payments, under noncancelable operating leases	1 year
Future minimum payments, net of minimum sublease income, under noncancelable operating leases
2013	8,734,000
2014	7,082,000
2015	5,311,000
2016	3,904,000
2017	4,987,000
Thereafter	6,691,000
Total future minimum payments, net of minimum sublease income	$ 36,709,000